Pacific Financial Core Equity Fund
Pacific Financial Core Equity Fund
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Financial Core Equity Fund	Pacific Financial Core Equity Fund Class Institutional	Pacific Financial Core Equity Fund Class Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Pacific Financial Core Equity Fund		Pacific Financial Core Equity Fund Class Institutional	Pacific Financial Core Equity Fund Class Investor
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.39%	0.40%
Acquired Fund Fees and Expenses	[1]	0.25%	0.25%
Total Annual Fund Operating Expenses		1.89%	2.65%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Pacific Financial Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Pacific Financial Core Equity Fund Class Institutional	192	594	1,021	2,212
Pacific Financial Core Equity Fund Class Investor	268	823	1,405	2,983

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 454% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on the adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities.  These equity securities will consist primarily of other investment companies (including ETFs) that invest primarily in U.S. common stock.

In selecting the Core Equity Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below.  The particular allocation of positions will change from time to time as market forces dictate.

The adviser utilizes a proprietary investment research process called "Rational Analysis" to select securities for each Fund's portfolio.  The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

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Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

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Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

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Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

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Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

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Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

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Market Risk:  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

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Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

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Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class  and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2009	15.82%
Worst Quarter:	4th Quarter 2008	(24.68)%
The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was 8.54%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Pacific Financial Core Equity Fund	1 Year	Life of Fund	Inception Date
Pacific Financial Core Equity Fund Class Institutional	(6.28%)	(5.88%)	Jul. 02, 2007
Pacific Financial Core Equity Fund Class Institutional After Taxes on Distributions	(6.28%)	(5.89%)
Pacific Financial Core Equity Fund Class Institutional After Taxes on Distributions and Sale of Fund Shares	(4.08%)	(4.92%)
Pacific Financial Core Equity Fund Class Investor	(6.97%)	7.54%	Jul. 02, 2007
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(1.99%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.